BANK BORROWINGS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Short-term borrowings
Short-term borrowings	$ 613,433,236	$ 711,773,487
Average interest rate on short term borrowings (as a percent)	3.70%	3.88%
Term of short-term borrowings	1 year
Maximum borrowing capacity under short-term bank facilities	771,361,020
Amount drawn down on short-term bank facilities	613,433,236
Amount available on short-term bank facilities	157,927,784
Short-term borrowings guaranteed by Trina
Short-term borrowings
Short-term borrowings	376,481,244	151,136,743
Short-term borrowings secured by plants and machinery of Changzhou Trina Solar Energy Co., Ltd.("Trina China")
Short-term borrowings
Short-term borrowings	139,481,245	56,136,744
Number of secured loans	8
Carrying value of asset pledged	109,277,371
Unsecured short-term borrowings
Short-term borrowings
Short-term borrowings	$ 97,470,747	$ 504,500,000